Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
July 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration Bond ETF | Third Quarter Report 2023
Asset-Backed Securities - Non-Agency   10.0%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 107,517
Class A3, Series 2022-2, 4.380%,
04/18/28 125,000 123,025
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 125,286
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 97,502
Capital One Prime Auto Receivables Trust 2022-1
Class A3, Series 2022-1, 3.170%,
04/15/27 125,000 120,613
Carmax Auto Owner Trust
Class A3, Series 2021-2, 0.520%,
02/17/26 39,962 38,694
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 24,037
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 91,560
Class A3, Series 2023-1, 4.750%,
10/15/27 275,000 271,865
Class A4, Series 2023-1, 4.650%,
01/16/29 175,000 172,325
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 267,713
Drive Auto Receivables Trust
Class C, Subordinated Series
2021-3, 1.470%, 01/15/27 125,000 120,527
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 92,459
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 68,909
Ford Credit Auto Lease Trust
Class A4, Series 2022-A, 3.370%,
07/15/25 100,000 98,211
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 125,761
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 93,115
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 145,464
Ford Credit Floorplan Master Owner Trust
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 136,488
GM Financial Automobile Leasing Trust
Class B, Subordinated Series
2021-2, 0.690%, 05/20/25 100,000 98,545
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 107,594
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 143,016
Class A4, Series 2021-3, 0.730%,
08/16/27 100,000 91,642
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 35,086 34,305
Honda Auto Receivables Owner Trust
Class A4, Series 2020-2, 1.090%,
10/15/26 150,000 148,650
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 146,445
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 95,253
Class A3, Series 2022-A, 2.220%,
10/15/26 150,000 144,800
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 135,607
Mercedes-Benz Auto Receivables Trust
Class A3, Series 2022-1, 5.210%,
08/16/27 100,000 99,510
Nissan Auto Lease Trust
Class A4, Series 2023-A, 4.800%,
07/15/27 150,000 148,471
Nissan Auto Receivables Owner Trust
Class A4, Series 2020-B, 0.710%,
02/16/27 134,336 132,288
Santander Drive Auto Receivables Trust
Class B, Series 2022-3, 4.130%,
08/16/27 45,000 43,804
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 46,588
Class A3, Series 2022-4, 4.140%,
02/16/27 90,000 88,863
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 95,753
Toyota Auto Receivables Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 92,361
Class A3, Series 2022-B, 2.930%,
09/15/26 225,000 218,121
World Omni Auto Receivables Trust
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 94,250
Class A4, Series 2021-A, 0.480%,
09/15/26 125,000 116,025
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 138,575
World Omni Automobile Lease Securitization
Trust
Class A4, Series 2022-A, 3.340%,
06/15/27 150,000 146,996
Class B, Series 2022-A, 3.670%,
06/15/27 100,000 97,302
Total Asset-Backed Securities - Non-
Agency
(Cost $5,160,487) 5,025,835
Commercial Mortgage-Backed Securities - Non-Agency   9.9%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 121,322

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2023 3
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A2, Series 2019-BN16,
3.933%, 02/15/52 117,060 116,159
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 90,301
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 69,378
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 92,130
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 97,754 94,233
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 173,641
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 95,768
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 86,646 82,074
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 126,058
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 141,836
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 44,938
CGMS Commercial Mortgage Trust
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 114,030
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 157,452
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 91,844
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 94,659
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 95,137
Class B, Subordinated Series
2015-P1, 4.315%, 09/15/48
(a)
100,000 91,888
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 129,419
Class AAB, Series 2017-P8,
3.268%, 09/15/50 120,035 113,983
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 94,228
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 93,166
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.466%, 10/10/48
(a)
56,000 36,204
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 91,665
Class C, Series 2013-CR13,
4.872%, 11/10/46
(a)
100,000 88,493
Class A3, Series 2015-LC23,
3.521%, 10/10/48 125,000 121,178
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 62,279
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Class AS, Series 2013-GC16,
4.649%, 11/10/46 150,000 148,718
Class C, Subordinated Series
2016-GS3, 3.988%, 10/10/49
(a)
75,000 60,066
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 137,050
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 90,575
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 116,694
Class AS, Subordinated Series
2013-C17, 4.458%, 01/15/47 100,000 96,049
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 96,885
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 75,969 73,147
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 94,662
Class A3, Series 2015-C31,
3.801%, 08/15/48 86,813 82,044
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 90,864
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 82,130 78,192
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 95,220
Class C, Subordinated Series
2016-C31, 4.265%, 11/15/49
(a)
50,000 38,475
Class ASB, Series 2017-C34,
3.354%, 11/15/52 81,054 76,776
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 139,522
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 136,429
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 95,733
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 91,290 86,468
Class A3, Series 2015-P2, 3.541%,
12/15/48 68,592 64,855
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 114,763
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 81,464
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 42,555

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
4 Columbia Short Duration Bond ETF | Third Quarter Report 2023
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 144,841
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,480,457) 5,005,510
Corporate Bonds   55.5%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
2.196%, 02/04/26 80,000 73,829
5.040%, 05/01/27 119,000 118,029
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 100,833
6.875%, 05/01/25 60,000 60,893
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 72,061
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 38,753
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 56,058
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 80,468
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 36,502
Total 637,426
Airlines 1.2%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 34,865 31,136
Class A, Series 2015-1, 3.375%,
05/01/27 51,042 45,890
Class AA, Series 2016-1, 3.575%,
01/15/28 33,345 30,753
Class AA, Series 2015-2, 3.600%,
09/22/27 33,420 31,054
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
110,000 108,386
Delta Air Lines, Inc.
7.375%, 01/15/26 85,000 88,227
Southwest Airlines Co.
2.625%, 02/10/30 60,000 51,333
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(b)
100,000 101,079
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 49,145 47,389
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 56,831
Total 592,078
Automotive 3.0%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 50,981
Ford Motor Co.
4.346%, 12/08/26 110,000 107,259
Ford Motor Credit Co. LLC
4.125%, 08/17/27 200,000 183,031
4.134%, 08/04/25 204,000 194,901
4.271%, 01/09/27 200,000 186,662
Series GMTN, 4.389%, 01/08/26 300,000 284,958
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
General Motors Co.
6.125%, 10/01/25 40,000 40,440
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 108,179
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 47,985
5.000%, 05/31/26 60,000 58,329
Nissan Motor Acceptance Co. LLC
2.750%, 03/09/28
(b)
100,000 85,151
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 148,465
Total 1,496,341
Banking 4.0%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 81,472
5.750%, 11/20/25 100,000 96,982
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 60,000 58,173
Barclays PLC
4.375%, 01/12/26 200,000 193,246
Capital One Financial Corp.
3.300%, 10/30/24 60,000 57,946
4.200%, 10/29/25 40,000 38,511
Citigroup, Inc.
4.125%, 07/25/28 80,000 75,311
Subordinated 4.600%, 03/09/26 120,000 117,105
Citizens Financial Group, Inc.
2.850%, 07/27/26 80,000 73,085
Comerica, Inc.
4.000%, 02/01/29 40,000 35,086
Deutsche Bank AG/New York NY
2.552%, (SOFRRATE + 1.318%),
01/07/28
(c)
150,000 132,049
Fifth Third Bancorp
2.550%, 05/05/27 40,000 35,952
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 81,236
HSBC Holdings PLC
4.250%, 08/18/25 204,000 197,002
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 193,064
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 118,610
Regions Financial Corp.
1.800%, 08/12/28 40,000 33,391
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 38,847
Santander UK Group Holdings PLC
6.534%, (SOFRRATE + 2.600%),
01/10/29
(c)
200,000 202,161
Synchrony Financial
3.950%, 12/01/27 85,000 75,869
Webster Financial Corp.
4.100%, 03/25/29 85,000 74,536
Total 2,009,634
Brokerage/Asset Managers/Exchanges 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 170,189
Building Materials 0.2%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 79,650

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2023 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Standard Industries, Inc.
5.000%, 02/15/27
(b)
50,000 47,820
Total 127,470
Cable and Satellite 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 55,468
5.125%, 05/01/27
(b)
150,000 140,722
5.500%, 05/01/26
(b)
60,000 58,550
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 112,334
4.908%, 07/23/25 100,000 98,435
5.050%, 03/30/29 110,000 105,244
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 45,044
5.000%, 08/01/27
(b)
100,000 92,910
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 76,552
Videotron Ltd.
5.375%, 06/15/24
(b)
85,000 84,290
Total 869,549
Chemicals 0.7%
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 50,377
6.330%, 07/15/29 60,000 60,202
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,637
4.725%, 11/15/28 100,000 99,149
Nutrien Ltd.
4.200%, 04/01/29 60,000 56,987
Olin Corp.
5.125%, 09/15/27 50,000 47,789
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 37,878
Total 372,019
Construction Machinery 0.2%
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 92,871
Consumer Cyclical Services 0.7%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 47,004
CoreCivic, Inc.
8.250%, 04/15/26 50,000 50,377
eBay, Inc.
1.400%, 05/10/26 40,000 36,187
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 46,302
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 44,113
5.750%, 04/15/26
(b)
120,000 117,675
Total 341,658
Consumer Products 0.3%
Clorox Co. (The)
3.100%, 10/01/27 40,000 37,019
Newell Brands, Inc.
4.875%, 06/01/25 120,000 116,088
Total 153,107
Diversified Manufacturing 1.1%
Carrier Global Corp.
2.493%, 02/15/27 40,000 36,503
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Newell Brands, Inc.
4.700%, 04/01/26 60,000 57,161
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 51,709
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 45,508
Regal Rexnord Corp.
6.300%, 02/15/30
(b)
60,000 59,757
RTX Corp.
4.125%, 11/16/28 120,000 115,236
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,097
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
115,000 116,306
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 60,000 58,466
Total 578,743
Electric 2.7%
AES Corp. (The)
1.375%, 01/15/26 40,000 36,146
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 97,412
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 45,932
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 75,251
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(c)
120,000 116,113
Duke Energy Corp.
4.300%, 03/15/28 60,000 57,836
Edison International
6.950%, 11/15/29 60,000 63,826
Emera US Finance LP
3.550%, 06/15/26 80,000 76,130
Enel Americas SA
4.000%, 10/25/26 85,000 81,375
FirstEnergy Corp.
Series B, 4.150%, 07/15/27 30,000 28,393
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 58,592
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 35,891
3.550%, 05/01/27 40,000 37,854
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
85,000 83,410
NRG Energy, Inc.
5.750%, 01/15/28 50,000 47,616
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 73,329
3.750%, 07/01/28 80,000 72,182
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 61,484
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 198,443
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 38,468
Total 1,385,683

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
6 Columbia Short Duration Bond ETF | Third Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Environmental 0.3%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
50,000 48,660
Republic Services, Inc.
2.900%, 07/01/26 40,000 37,681
Waste Management, Inc.
4.625%, 02/15/30 60,000 59,250
Total 145,591
Finance Companies 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 152,878
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 74,818
Ares Capital Corp.
2.150%, 07/15/26 40,000 35,046
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 106,865
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 114,038
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 55,453
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 50,930
Navient Corp.
5.875%, 10/25/24 60,000 59,443
6.750%, 06/25/25 80,000 79,127
Oaktree Specialty Lending Corp.
3.500%, 02/25/25 85,000 81,039
OneMain Finance Corp.
3.500%, 01/15/27 170,000 147,361
7.125%, 03/15/26 50,000 49,515
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 44,551
SLM Corp.
4.200%, 10/29/25 80,000 75,572
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 115,394
Total 1,242,030
Food and Beverage 1.3%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 37,786
Campbell Soup Co.
3.950%, 03/15/25 40,000 39,034
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 58,598
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 83,064
General Mills, Inc.
4.000%, 04/17/25 40,000 39,020
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(b)
110,000 106,392
Kellogg Co.
3.250%, 04/01/26 40,000 38,204
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 56,716
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 76,103
Mondelez International, Inc.
2.750%, 04/13/30 60,000 52,359
Sysco Corp.
3.300%, 07/15/26 40,000 38,091
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 57,401
Total 682,768
Foreign Agencies 1.9%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 188,516
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 195,356
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/72
(c)
200,000 198,987
Petrobras Global Finance BV
7.375%, 01/17/27 180,000 187,003
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 203,130
Total 972,992
Foreign Government Obligations 4.3%
Ecopetrol SA
5.375%, 06/26/26 450,000 432,730
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 447,082
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 186,307
MEGlobal BV
Series REGS, 4.250%, 11/03/26 200,000 191,819
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 191,617
Petroleos Mexicanos
5.350%, 02/12/28 424,000 348,302
6.500%, 01/23/29 200,000 166,882
6.875%, 08/04/26 250,000 232,544
Total 2,197,283
Gaming 1.6%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 39,318
5.750%, 06/01/28 85,000 83,354
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 199,781
Las Vegas Sands Corp.
3.500%, 08/18/26 180,000 168,378
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 79,964
Sands China Ltd.
2.800%, 03/08/27 200,000 176,256
VICI Properties LP / VICI Note Co., Inc.
4.625%, 06/15/25
(b)
60,000 58,336
Total 805,387
Health Care 2.6%
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 37,571
Baxter International, Inc.
1.915%, 02/01/27 85,000 75,917
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 59,338
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 56,307
Cigna Corp.
3.400%, 03/01/27 85,000 80,263
4.125%, 11/15/25 40,000 39,047
4.375%, 10/15/28 50,000 48,372

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2023 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CVS Health Corp.
1.300%, 08/21/27 85,000 73,379
4.300%, 03/25/28 80,000 77,454
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 101,905
HCA, Inc.
5.250%, 06/15/26 50,000 49,558
5.375%, 09/01/26 85,000 84,714
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 193,015
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 72,136
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 38,728
Teleflex, Inc.
4.625%, 11/15/27 50,000 47,207
Tenet Healthcare Corp.
4.875%, 01/01/26 100,000 96,805
5.125%, 11/01/27 100,000 94,970
Total 1,326,686
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 100,000 86,183
4.625%, 12/15/29 60,000 55,764
Elevance Health, Inc.
4.101%, 03/01/28 40,000 38,477
Humana, Inc.
1.350%, 02/03/27 85,000 74,443
Total 254,867
Healthcare REIT 0.6%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 76,051
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27 100,000 87,697
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 79,475
Ventas Realty LP
4.125%, 01/15/26 40,000 38,400
Welltower OP LLC
4.250%, 04/15/28 40,000 37,987
Total 319,610
Home Construction 0.1%
Lennar Corp.
4.750%, 05/30/25 40,000 39,284
Independent Energy 1.2%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 37,909
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 80,238
EQT Corp.
3.125%, 05/15/26
(b)
80,000 74,134
6.125%, 02/01/25 23,000 23,012
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 79,217
Matador Resources Co.
5.875%, 09/15/26 85,000 82,716
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 40,553
Occidental Petroleum Corp.
5.875%, 09/01/25 60,000 60,173
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
PDC Energy, Inc.
5.750%, 05/15/26 120,000 120,800
Southwestern Energy Co.
5.700%, 01/23/25 11,000 10,933
Total 609,685
Leisure 0.3%
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 72,032
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(b)
60,000 63,594
Total 135,626
Life Insurance 0.4%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 81,591
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 46,026
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(c)
50,000 36,032
Lincoln National Corp.
3.800%, 03/01/28 40,000 36,634
Total 200,283
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
53,000 52,585
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 80,404
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 56,823
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 39,816
Total 229,628
Media and Entertainment 1.4%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 106,204
Discovery Communications LLC
3.950%, 03/20/28 75,000 70,002
Fox Corp.
3.050%, 04/07/25 80,000 77,110
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 38,681
5.875%, 02/15/25 60,000 60,217
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 39,111
Paramount Global
4.000%, 01/15/26 40,000 38,393
4.200%, 06/01/29 50,000 44,679
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 59,306
TEGNA, Inc.
4.625%, 03/15/28 80,000 72,028
Warnermedia Holdings, Inc.
4.054%, 03/15/29 100,000 91,649
Total 697,380
Media Cable 0.3%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 135,400
Metals and Mining 0.9%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 40,256

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
8 Columbia Short Duration Bond ETF | Third Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
50,000 46,745
Freeport-McMoRan, Inc.
4.250%, 03/01/30 60,000 55,363
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 50,151
Novelis Corp.
3.250%, 11/15/26
(b)
150,000 136,345
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 110,287
Total 439,147
Midstream 3.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 86,867
Buckeye Partners LP
3.950%, 12/01/26 85,000 78,067
4.125%, 03/01/25
(b)
40,000 38,561
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 39,591
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/25 50,000 49,405
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 39,722
Energy Transfer LP
4.950%, 05/15/28 70,000 68,460
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,404
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 38,637
EQM Midstream Partners LP
4.000%, 08/01/24 15,000 14,676
6.000%, 07/01/25
(b)
45,000 44,698
6.500%, 07/01/27
(b)
75,000 74,629
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 83,188
MPLX LP
4.875%, 06/01/25 40,000 39,469
National Fuel Gas Co.
3.950%, 09/15/27 85,000 78,598
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
100,000 91,757
NuStar Logistics LP
5.625%, 04/28/27 85,000 82,554
6.000%, 06/01/26 40,000 39,462
ONEOK, Inc.
4.000%, 07/13/27 80,000 76,178
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 82,990
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 39,647
5.625%, 03/01/25 40,000 39,912
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 80,000 79,254
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(b)
150,000 138,359
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 58,015
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 39,539
Western Midstream Operating LP
4.050%, 02/01/30 80,000 72,716
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 118,555
Total 1,748,910
Natural Gas 0.2%
Sempra
3.400%, 02/01/28 40,000 37,156
Southwest Gas Corp.
5.450%, 03/23/28 80,000 79,736
Total 116,892
Office REIT 0.4%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 37,969
Boston Properties LP
4.500%, 12/01/28 80,000 74,235
Office Properties Income Trust
4.500%, 02/01/25 120,000 105,817
Total 218,021
Oil Field Services 0.1%
Petrofac Ltd.
9.750%, 11/15/26
(b)
85,000 66,531
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 48,364
6.250%, 05/15/26 40,000 37,539
6.375%, 12/15/25 170,000 163,305
Total 249,208
Other Industry 0.1%
AECOM
5.125%, 03/15/27 50,000 48,259
Other REIT 0.1%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 38,013
EPR Properties
4.500%, 04/01/25 40,000 38,038
Total 76,051
Packaging 1.0%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 113,657
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 79,640
Ball Corp.
5.250%, 07/01/25 180,000 178,421
Berry Global, Inc.
1.650%, 01/15/27 85,000 73,920
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 38,699
Total 484,337
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 78,817
Pharmaceuticals 1.9%
AbbVie, Inc.
2.950%, 11/21/26 185,000 173,484
3.800%, 03/15/25 60,000 58,445
Amgen, Inc.
1.650%, 08/15/28 90,000 77,096
5.250%, 03/02/30 60,000 60,313
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 84,415
3.650%, 03/01/26 40,000 38,561

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2023 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Mylan, Inc.
4.550%, 04/15/28 60,000 56,779
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 179,253
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 82,365
4.375%, 03/15/26 40,000 38,070
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 75,132
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,313
Total 963,226
Property & Casualty 0.5%
American International Group, Inc.
3.900%, 04/01/26 24,000 23,281
Aon Global Ltd.
3.875%, 12/15/25 40,000 38,857
Assurant, Inc.
4.900%, 03/27/28 40,000 38,660
CNA Financial Corp.
3.450%, 08/15/27 85,000 79,421
Enstar Finance LLC
5.750%, (US 5 Year CMT T-Note +
5.468%), 09/01/40
(c)
80,000 70,066
Total 250,285
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 76,461
CSX Corp.
2.600%, 11/01/26 85,000 78,833
Total 155,294
Refining 0.4%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 46,985
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/25 50,000 49,975
Phillips 66
3.900%, 03/15/28 40,000 38,071
Phillips 66 Co.
3.750%, 03/01/28 70,000 65,779
Total 200,810
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
5.750%, 04/15/25
(b)
70,000 69,641
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 76,829
Starbucks Corp.
3.500%, 03/01/28 40,000 37,691
Total 184,161
Retail REIT 0.4%
Agree LP
2.000%, 06/15/28 45,000 37,654
Kimco Realty OP LLC
3.300%, 02/01/25 40,000 38,434
Realty Income Corp.
4.875%, 06/01/26 40,000 39,622
STORE Capital Corp.
4.500%, 03/15/28 80,000 70,633
Total 186,343
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Retailers 1.1%
AutoNation, Inc.
3.800%, 11/15/27 125,000 115,496
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 38,325
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 79,229
O'Reilly Automotive, Inc.
3.600%, 09/01/27 120,000 113,757
QVC, Inc.
4.450%, 02/15/25 80,000 67,711
Under Armour, Inc.
3.250%, 06/15/26 170,000 155,929
Total 570,447
Supermarkets 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 46,510
4.625%, 01/15/27
(b)
40,000 37,913
6.500%, 02/15/28
(b)
60,000 59,778
Kroger Co. (The)
4.500%, 01/15/29 40,000 39,208
Total 183,409
Technology 3.6%
Avnet, Inc.
4.625%, 04/15/26 40,000 38,709
Block, Inc.
2.750%, 06/01/26 50,000 45,726
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 119,187
Broadcom, Inc.
4.750%, 04/15/29 50,000 48,424
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 39,560
6.020%, 06/15/26 32,000 32,439
Equifax, Inc.
3.100%, 05/15/30 60,000 51,553
Equinix, Inc.
3.200%, 11/18/29 60,000 52,920
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 35,947
Fiserv, Inc.
3.200%, 07/01/26 40,000 37,814
3.500%, 07/01/29 100,000 91,979
Flex Ltd.
3.750%, 02/01/26 85,000 81,084
Gen Digital, Inc.
5.000%, 04/15/25
(b)
85,000 83,807
Global Payments, Inc.
1.200%, 03/01/26 40,000 35,779
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 60,000 59,675
HP, Inc.
3.000%, 06/17/27 40,000 37,034
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 46,858
Jabil, Inc.
3.600%, 01/15/30 50,000 44,973
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 52,789

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
10 Columbia Short Duration Bond ETF | Third Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Micron Technology, Inc.
6.750%, 11/01/29 50,000 52,538
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 77,791
Oracle Corp.
2.650%, 07/15/26 85,000 79,288
3.250%, 11/15/27 80,000 74,610
PTC, Inc.
4.000%, 02/15/28
(b)
60,000 55,361
Seagate HDD Cayman
4.875%, 06/01/27 60,000 57,917
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 58,480
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 107,479
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 74,507
VMware, Inc.
1.400%, 08/15/26 85,000 75,302
3.900%, 08/21/27 40,000 37,985
Western Digital Corp.
4.750%, 02/15/26 60,000 57,323
Total 1,844,838
Tobacco 0.3%
Altria Group, Inc.
2.350%, 05/06/25 40,000 37,786
BAT Capital Corp.
3.557%, 08/15/27 125,000 116,167
Total 153,953
Transportation Services 0.2%
FedEx Corp.
3.250%, 04/01/26 60,000 57,597
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 57,152
Total 114,749
Wireless 0.8%
American Tower Corp.
2.900%, 01/15/30 50,000 43,068
Crown Castle, Inc.
3.800%, 02/15/28 60,000 56,126
Rogers Communications, Inc.
3.625%, 12/15/25 50,000 47,632
Sprint LLC
7.625%, 03/01/26 80,000 83,185
T-Mobile USA, Inc.
2.050%, 02/15/28 110,000 95,967
5.375%, 04/15/27 85,000 85,138
Total 411,116
Wirelines 1.1%
AT&T, Inc.
2.300%, 06/01/27 40,000 35,842
4.350%, 03/01/29 85,000 80,928
British Telecommunications PLC
5.125%, 12/04/28 85,000 83,684
Level 3 Financing, Inc.
3.400%, 03/01/27
(b)
100,000 88,236
Lumen Technologies, Inc.
4.000%, 02/15/27
(b)
100,000 65,694
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 34,995
4.125%, 03/16/27 75,000 72,604
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.329%, 09/21/28 85,000 81,625
Total 543,608
Total Corporate Bonds
(Cost $29,535,746) 28,109,680
Foreign Government Obligations
(d)
  13.4%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
8.875%, 04/15/24 80,000 81,462
6.000%, 04/07/26 289,000 295,743
4.500%, 05/30/29 200,000 190,345
2.875%, 06/06/25 300,000 285,562
Colombia Government International Bond
4.500%, 01/28/26 374,000 359,602
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 142,636
Series REGS, 5.500%, 01/27/25 200,000 197,602
Series REGS, 5.950%, 01/25/27 272,000 268,971
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 188,297
Hungary Government International Bond
5.375%, 03/25/24 34,000 33,900
Series REGS, 5.250%, 06/16/29 200,000 196,593
Indonesia Government International Bond
4.100%, 04/24/28 255,000 246,372
Series REGS, 4.750%, 01/08/26 200,000 199,357
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 400,000 382,301
Mexico Government International Bond
4.125%, 01/21/26 200,000 196,456
3.750%, 01/11/28 255,000 242,062
Oman Government International Bond
Series REGS, 6.750%, 10/28/27 200,000 207,533
Series REGS, 5.625%, 01/17/28 400,000 398,283
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 202,248
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 229,238
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.400%, 03/01/28 255,000 250,516
Series REGS, 4.450%, 02/20/29 200,000 197,027
Peruvian Government International Bond
2.392%, 01/23/26 240,000 223,748
Philippine Government International Bond
10.625%, 03/16/25 240,000 260,440
3.750%, 01/14/29 200,000 190,409
Republic of South Africa Government
International Bond
4.875%, 04/14/26 200,000 193,788
4.300%, 10/12/28 200,000 180,834
4.850%, 09/27/27 255,000 243,131
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 293,767
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 190,160
Uruguay Government International Bond
4.500%, 08/14/24 26,667 26,605
Total Foreign Government Obligations
(Cost $6,967,996) 6,794,988

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
Julyl 31, 2023 (Unaudited)
Columbia Short Duration Bond ETF | Third Quarter Report 2023 11
Notes to Portfolio of Investments
U.S. Government & Agency Obligations   10.0%
Issue
Description
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
1.500%, 08/15/38
(e)
2,615,000 2,249,819
2.000%, 08/15/38
(e)
2,229,000 1,969,618
2.500%, 08/15/38
(e)
374,000 339,317
3.000%, 08/15/38
(e)
152,000 141,431
3.500%, 08/15/38
(e)
106,000 100,603
4.000%, 08/15/38
(e)
97,000 93,544
4.500%, 08/15/38
(e)
79,000 77,410
5.000%, 08/15/38
(e)
52,000 51,639
5.500%, 08/15/38
(e)
30,000 30,110
Total 5,053,491
Total U.S. Government & Agency
Obligations
(Cost $5,064,078) 5,053,491
U.S. Treasury Obligations   8.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 8.8%
5.341%, 09/21/23 4,500,000 4,466,482
Total U.S. Treasury Obligations
(Cost $4,466,664) 4,466,482
Money Market Funds 1.6%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.128%
(f)
802,760 802,760
Total Money Market Funds
(Cost $802,760) 802,760
Total Investments in Securities
(Cost $57,478,188) 55,258,746
Other Assets & Liabilities, Net (4,639,306)
Net Assets 50,619,440
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2023.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to
$5,620,248, which represents 11.10% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of July 31, 2023.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT314_10_N01_(09/23)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.